Investment Objectives and Goals - UBS Liquid Reserves Fund	Aug. 12, 2026
Prospectus [Line Items]
Risk/Return [Heading]	UBS Liquid Reserves Fund Fund summary
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Maximum current income consistent with liquidity and the preservation of capital.